Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income Reclassifications (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	$ 5,009,728	$ 5,358,656	$ 5,048,906
Selling, general and other expenses, which includes pension expense	(961,328)	(1,009,643)	(778,052)
Compensation and benefits expense	(1,862,782)	(1,824,891)	(1,950,935)
Principal transactions
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	232,224	559,300	923,418
Other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	558,336	667,993	$ 424,788
Net unrealized gains on available for sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification for the period, tax	37	(545,054)
Net unrealized foreign exchange losses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification for the period, tax	(16)	(52)
Net unrealized losses on instrument specific credit risk
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification for the period, tax	311	(144)
Accumulated gain (loss) on cash flow hedge of income tax
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification for the period, tax	0	161
Net minimum pension liability
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification for the period, tax	(697)	(490)
Other pension
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification for the period, tax	0	0
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	14,135	541,665
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains on available for sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other revenues and Income tax provision (benefit)	109	543,178
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized foreign exchange losses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other revenues and Selling, general and other expenses	20,459	(149)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized losses on instrument specific credit risk | Principal transactions
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	916	(427)
Reclassification out of Accumulated Other Comprehensive Income | Accumulated gain (loss) on cash flow hedge of income tax | Other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	0	470
Reclassification out of Accumulated Other Comprehensive Income | Net minimum pension liability
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and other expenses, which includes pension expense	(2,044)	(1,407)
Reclassification out of Accumulated Other Comprehensive Income | Other pension
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Compensation and benefits expense	$ (5,305)	$ 0